Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Current Liabilities

December 31 (millions of dollars)	2019	2018
Accounts payable	189	179
Accrued liabilities	642	590
Accrued interest	104	96
Regulatory liabilities (Note 12)	45	91
Lease obligations (Note 23)	9	—
	989	956